Sales - Schedule of Revenues by Market Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 386,013	$ 361,374	$ 470,170
Chinese Mainland Public Market
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	24,998	50,362	46,481
Chinese Mainland Private Market
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	236,186	246,641	356,476
Export
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 124,829	$ 64,371	$ 67,213